Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Ordinary shares to be issued	Additional Paid-in Capital	Receivable from the shareholder	Accumulated other comprehensive (loss) income	(Accumulated deficit) Retained Earnings	Total
Balance beginning at Dec. 31, 2020	$ 53,835	$ 1,665	$ 38,706,226		$ 214,140	$ (44,338,021)	$ (5,362,155)
Balance beginning (in Shares) at Dec. 31, 2020	53,835,000	1,665,000
Advances to the shareholder				(29,562,195)			(29,562,195)
Share-based compensation (Note 15)
Net income (loss) for the year						96,463,523	96,463,523
Foreign currency translation adjustment					(393,601)		(393,601)
Balance ending at Dec. 31, 2021	$ 53,835	$ 1,665	38,706,226	(29,562,195)	(179,461)	52,125,502	61,145,572
Balance ending (in Shares) at Dec. 31, 2021	53,835,000	1,665,000
Automatic conversion of public and private rights into ordinary shares (Note 14)	$ 483		(483)
Automatic conversion of public and private rights into ordinary shares (Note 14) (in Shares)	482,500
Issuance of ordinary shares to settle payables (Note 14)	$ 792		7,202,278				7,203,070
Issuance of ordinary shares to settle payables (Note 14) (in Shares)	792,334
Issuance of ordinary shares to settle finder fee (Note 14)	$ 555		(555)
Issuance of ordinary shares to settle finder fee (Note 14) (in Shares)	555,000
Transaction costs in related to Business Combination (Note 14)			(8,308,754)				(8,308,754)
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (Note 4)	$ 2,712		6,282,184				6,284,896
Shares and warrants from reverse recapitalization with AGBA Acquisition Limited, net of redemption (Note 4) (in Shares)	2,712,151
Special dividend to the shareholder				29,562,195		(47,000,000)	(17,437,805)
Share-based compensation (Note 15)			2,088,725				2,088,725
Initial measurement of forward share purchase liability			(8,099,313)				(8,099,313)
Forgiveness of amount due to shareholder			6,000,000				6,000,000
Net income (loss) for the year						(44,520,635)	(44,520,635)
Foreign currency translation adjustment					(205,477)		(205,477)
Balance ending at Dec. 31, 2022	$ 58,377	$ 1,665	$ 43,870,308		$ (384,938)	$ (39,395,133)	$ 4,150,279
Balance ending (in Shares) at Dec. 31, 2022	58,376,985	1,665,000